Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of major classes of amortizable intangible assets

	December 31, 2014			December 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Client relationships	$689	$(316)	$373	$671	$(326)	$345
Management contracts	71	(1)	70	—	—	—
Other	11	(4)	7	14	(6)	8
Total amortizable intangible assets	$771	$(321)	$450	$685	$(332)	$353

Estimated aggregate amortization of intangible assets for each of the next five years

(millions)
2015	$57
2016	51
2017	46
2018	41
2019	37
Thereafter	218
Total	$450